2005

Nationwide® Variable Account-10 December 31, 2005

Annual Report

Nationwide Life Insurance Company
Home Office: Columbus, Ohio

SPC–4740–12/05

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 7,920 shares (cost $54,952)	$59,478

American Century VP – International Fund – Class I (ACVPInt) 7,710 shares (cost $57,655)	63,455

American Century VP – Value Fund – Class I (ACVPVal) 12,496 shares (cost $95,040)	102,467

Credit Suisse Trust – Large Cap Value Portfolio (CSLCapV) 341 shares (cost $4,197)	4,909

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 217 shares (cost $3,508)	3,621

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 8,331 shares (cost $254,203)	265,100

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro) 2,764 shares (cost $91,336)	72,098

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 354 shares (cost $12,389)	13,133

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 4,264 shares (cost $48,276)	48,184

Fidelity® VIP – Equity-Income Portfolio: Service Class (FidVIPEIS) 3,500 shares (cost $77,215)	88,862

Fidelity® VIP – Growth Portfolio: Service Class (FidVIPGrS) 4,243 shares (cost $156,387)	142,396

Fidelity® VIP – High Income Portfolio: Service Class (FidVIPHIS) 1,063 shares (cost $7,059)	6,528

Fidelity® VIP – Overseas Portfolio: Service Class (FidVIPOvS) 1,960 shares (cost $31,548)	40,214

Fidelity® VIP II – Contrafund® Portfolio: Service Class (FidVIPConS) 5,128 shares (cost $125,011)	158,603

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class (FidVIPGrOpS) 1,009 shares (cost $17,549)	17,479

Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS) 477 shares (cost $6,497)	6,662

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI) 5,062 shares (cost $72,215)	87,871

Gartmore GVIT – Emerging Markets Fund: Class I (GVITEmMrkts) 3,404 shares (cost $35,185)	44,527

Gartmore GVIT – Federated High Income Bond Fund: Class I (GVITFHiInc) 3,941 shares (cost $30,604)	30,619

Gartmore GVIT – Global Health Sciences Fund: Class I (GVITGlHlth) 624 shares (cost $6,419)	6,453

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT – Global Technology and Communications Fund: Class I (GVITGlTech) 723 shares (cost $2,755)	$2,784

Gartmore GVIT – Global Utilities Fund: Class I (GVITGlUtl1) 718 shares (cost $8,094)	7,276

Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd) 7,528 shares (cost $89,570)	86,874

Gartmore GVIT – Growth Fund – Class I (GVITGrowth) 3,102 shares (cost $42,354)	35,513

Gartmore GVIT – International Growth Fund: Class I (GVITIntGro) 1,091 shares (cost $8,831)	10,044

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I (GVITJPBal) 5,515 shares (cost $51,874)	55,319

Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr) 638 shares (cost $17,852)	17,320

Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt) 127,840 shares (cost $127,840)	127,840

Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund) 8,303 shares (cost $85,896)	98,385

Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr) 1,063 shares (cost $15,232)	16,899

Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal) 13,165 shares (cost $128,697)	151,792

Gartmore GVIT – Small Company Fund: Class I (GVITSmComp) 5,618 shares (cost $114,854)	127,985

Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro) 1,149 shares (cost $12,255)	12,401

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec) 5,621 shares (cost $55,733)	54,914

Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal) 4,907 shares (cost $53,036)	56,573

Gartmore GVIT – Worldwide Leaders Fund: Class I (GVITWLead) 1,038 shares (cost $10,364)	13,230

Janus AS – Forty Portfolio – Service Shares (JanCapAp) 6,765 shares (cost $170,048)	185,710

Janus AS – Global Technology Portfolio – Service Shares (JanGlTech) 8,728 shares (cost $38,719)	34,561

Janus AS – International Growth Portfolio – Service Shares (JanIntGro) 3,398 shares (cost $91,811)	119,495

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBAMTGuard) 479 shares (cost $6,888)	8,379

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr) 2,550 shares (cost $43,280)	51,723

Neuberger Berman AMT – Partners Portfolio® – I Class Shares (NBAMTPart) 3,517 shares (cost $61,576)	75,296

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class (OppAggGro) 1,522 shares (cost $78,696)	$75,184

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp) 3,481 shares (cost $138,761)	134,078

Oppenheimer Funds – Global Securities Fund/VA – Initial Class (OppGlSec) 2,848 shares (cost $73,915)	95,078

Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund) 9,468 shares (cost $196,883)	206,302

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 298 shares (cost $4,640)	5,942

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 732 shares (cost $10,044)	20,294

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 303 shares (cost $2,644)	2,741

Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKMidCapG) 246 shares (cost $2,128)	2,992

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 3,266 shares (cost $47,635)	75,373

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT (StOpp2) 3,653 shares (cost $74,349)	88,474

Total Investments	3,319,430
Accounts Receivable	1,045

Total Assets	3,320,475
Accounts Payable	363

Contract Owners Equity (note 5)	$3,320,112

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS

Year Ended December 31, 2005

Investment activity:	Total	ACVPIncGr	ACVPInt	ACVPVal	CSLCapV	DrySmCapIxS	DryStkIx	DrySRGro
Reinvested dividends	$34,662	1,258	792	794	36	–	4,266	–
Mortality and expense risk charges (note 2)	(44,940)	(886)	(912)	(1,310)	(66)	(96)	(3,706)	(1,098)

Net investment income (loss)	(10,278)	372	(120)	(516)	(30)	(96)	560	(1,098)

Proceeds from mutual fund shares sold	800,171	12,010	25,636	14,586	67	16,423	37,236	13,172
Cost of mutual fund shares sold	(815,498)	(12,078)	(34,300)	(12,519)	(60)	(16,791)	(42,100)	(21,037)

Realized gain (loss) on investments	(15,327)	(68)	(8,664)	2,067	7	(368)	(4,864)	(7,865)
Change in unrealized gain (loss) on investments	192,091	1,580	15,825	(6,863)	328	(477)	12,886	10,710

Net gain (loss) on investments	176,764	1,512	7,161	(4,796)	335	(845)	8,022	2,845

Reinvested capital gains	62,908	–	–	9,192	–	48	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$229,394	1,884	7,041	3,880	305	(893)	8,582	1,747

Investment activity:	DryVIFApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPHIS	FidVIPOvS	FidVIPConS	FidVIPGrOpS
Reinvested dividends	$2	1,552	1,636	584	1,258	218	270	160
Mortality and expense risk charges (note 2)	(226)	(658)	(1,426)	(2,014)	(110)	(530)	(1,960)	(276)

Net investment income (loss)	(224)	894	210	(1,430)	1,148	(312)	(1,690)	(116)

Proceeds from mutual fund shares sold	6,296	19,410	41,312	34,606	7,691	20,407	31,783	11,413
Cost of mutual fund shares sold	(6,750)	(19,369)	(40,662)	(49,612)	(7,159)	(22,308)	(27,183)	(14,355)

Realized gain (loss) on investments	(454)	41	650	(15,006)	532	(1,901)	4,600	(2,942)
Change in unrealized gain (loss) on investments	1,076	(1,261)	(375)	21,489	(1,741)	7,915	17,850	3,859

Net gain (loss) on investments	622	(1,220)	275	6,483	(1,209)	6,014	22,450	917

Reinvested capital gains	–	266	3,784	–	–	196	24	–

Net increase (decrease) in contract owners’ equity resulting from operations	$398	(60)	4,269	5,053	(61)	5,898	20,784	801

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	FidVIPVaIS	GVITDMidCapI	GVITEmMrkts	GVITFHiInc	GVITGlHlth	GVITGlTech	GVITGlUtl1	GVITGvtBd
Reinvested dividends	$–	886	242	2,020	–	–	132	3,080
Mortality and expense risk charges (note 2)	(114)	(1,222)	(550)	(344)	(90)	(36)	(70)	(1,136)

Net investment income (loss)	(114)	(336)	(308)	1,676	(90)	(36)	62	1,944

Proceeds from mutual fund shares sold	7,862	38,449	5,663	606	2,244	38	69	19,053
Cost of mutual fund shares sold	(8,400)	(28,303)	(3,241)	(614)	(2,202)	(41)	(70)	(19,475)

Realized gain (loss) on investments	(538)	10,146	2,422	(8)	42	(3)	(1)	(422)
Change in unrealized gain (loss) on investments	(613)	(6,855)	5,504	(1,240)	(272)	(15)	(817)	(126)

Net gain (loss) on investments	(1,151)	3,291	7,926	(1,248)	(230)	(18)	(818)	(548)

Reinvested capital gains	490	5,116	3,690	–	706	–	1,002	142

Net increase (decrease) in contract owners’ equity resulting from operations	$(775)	8,071	11,308	428	386	(54)	246	1,538

Investment activity:	GVITGrowth	GVITIntGro	GVITJPBal	GVITSMdCpGr	GVITMyMkt	GVITNWFund	GVITLead	GVITSmCapGr
Reinvested dividends	$26	18	1,186	–	3,402	952	12	–
Mortality and expense risk charges (note 2)	(474)	(30)	(856)	(230)	(1,790)	(1,494)	(18)	(330)

Net investment income (loss)	(448)	(12)	330	(230)	1,612	(542)	(6)	(330)

Proceeds from mutual fund shares sold	477	30	11,748	5,547	76,078	27,762	2,588	13,899
Cost of mutual fund shares sold	(650)	(29)	(11,899)	(6,435)	(76,078)	(28,687)	(2,487)	(15,597)

Realized gain (loss) on investments	(173)	1	(151)	(888)	–	(925)	101	(1,698)
Change in unrealized gain (loss) on investments	2,320	1,213	418	2,242	–	7,534	–	2,908

Net gain (loss) on investments	2,147	1,214	267	1,354	–	6,609	101	1,210

Reinvested capital gains	–	22	–	–	–	–	102	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,699	1,224	597	1,124	1,612	6,067	197	880

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	GVITSmCapVal	GVITSmComp	GVITUSGro	GVITVKMultiSec	GVITCVal	GVITWLead	JanCapAp	JanGlTech
Reinvested dividends	$100	–	–	1,756	752	62	14	–
Mortality and expense risk charges (note 2)	(2,080)	(1,654)	(194)	(596)	(620)	(110)	(2,430)	(508)

Net investment income (loss)	(1,980)	(1,654)	(194)	1,160	132	(48)	(2,416)	(508)

Proceeds from mutual fund shares sold	16,271	6,672	8,035	16,838	9,567	111	10,288	8,082
Cost of mutual fund shares sold	(13,096)	(5,456)	(7,637)	(16,117)	(8,796)	(105)	(12,650)	(15,777)

Realized gain (loss) on investments	3,175	1,216	398	721	771	6	(2,362)	(7,695)
Change in unrealized gain (loss) on investments	(17,079)	(2,013)	(1,707)	(2,039)	(540)	1,567	22,762	11,393

Net gain (loss) on investments	(13,904)	(797)	(1,309)	(1,318)	231	1,573	20,400	3,698

Reinvested capital gains	17,418	15,074	2,070	298	1,422	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,534	12,623	567	140	1,785	1,525	17,984	3,190

Investment activity:	JanIntGro	NBAMTGuard	NBAMTPart	NBAMTMCGr	OppAggGro	OppCapAp	OppGlSec	OppMSFund
Reinvested dividends	$1,016	12	624	–	–	1,144	828	2,650
Mortality and expense risk charges (note 2)	(1,278)	(112)	(792)	(742)	(1,076)	(1,804)	(1,122)	(2,788)

Net investment income (loss)	(262)	(100)	(168)	(742)	(1,076)	(660)	(294)	(138)

Proceeds from mutual fund shares sold	2,687	112	856	21,418	13,850	17,971	10,020	21,215
Cost of mutual fund shares sold	(2,877)	(98)	(692)	(22,132)	(22,126)	(23,531)	(10,986)	(24,157)

Realized gain (loss) on investments	(190)	14	164	(714)	(8,276)	(5,560)	(966)	(2,942)
Change in unrealized gain (loss) on investments	26,596	625	8,534	7,494	17,304	10,886	11,282	11,573

Net gain (loss) on investments	26,406	639	8,698	6,780	9,028	5,326	10,316	8,631

Reinvested capital gains	–	–	14	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$26,144	539	8,544	6,038	7,952	4,666	10,022	8,493

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2005

Investment activity:	VEWrldEMkt	VEWrldHAs	VKEmMkt	VKMidCapG	VKUSRealEst	StOpp2
Reinvested dividends	$42	50	–	–	830	–
Mortality and expense risk charges (note 2)	(68)	(228)	(8)	(40)	(1,334)	(1,298)

Net investment income (loss)	(26)	(178)	(8)	(40)	(504)	(1,298)

Proceeds from mutual fund shares sold	7,900	904	1,060	422	89,866	31,865
Cost of mutual fund shares sold	(5,094)	(435)	(1,034)	(327)	(56,560)	(35,324)

Realized gain (loss) on investments	2,806	469	26	95	33,306	(3,459)
Change in unrealized gain (loss) on investments	(1,092)	6,583	97	382	(25,269)	9,750

Net gain (loss) on investments	1,714	7,052	123	477	8,037	6,291

Reinvested capital gains	–	–	–	–	1,832	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,688	6,874	115	437	9,365	4,993

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2005 and 2004

	Total		ACVPIncGr		ACVPInt		ACVPVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(10,278)	(13,360)	372	–	(120)	(526)	(516)	(284)
Realized gain (loss) on investments	(15,327)	(50,855)	(68)	(79)	(8,664)	(1,601)	2,067	148
Change in unrealized gain (loss) on investments	192,091	354,301	1,580	6,759	15,825	9,917	(6,863)	7,851
Reinvested capital gains	62,908	33,996	–	–	–	–	9,192	500

Net increase (decrease) in contract owners’ equity resulting from operations	229,394	324,082	1,884	6,680	7,041	7,790	3,880	8,215

Equity transactions:
Purchase payments received from contract owners (note 3)	38,262	44,746	–	–	–	–	–	3,048
Transfers between funds	–	–	(5,238)	38	(3,700)	1,492	28,552	5,648
Surrenders (note 3)	(202,540)	(101,188)	(2,184)	–	(2,276)	(275)	(5,570)	–
Death Benefits (note 4)	(29,068)	(64,300)	–	–	(5,416)	–	–	–
Deductions for surrender charges (note 2)	(7,602)	(6,873)	(174)	–	(198)	–	(380)	–
Adjustments to maintain reserves	(86)	2,169	(9)	16	(4)	21	(3)	21

Net equity transactions	(201,034)	(125,446)	(7,605)	54	(11,594)	1,238	22,599	8,717

Net change in contract owners’ equity	28,360	198,636	(5,721)	6,734	(4,553)	9,028	26,479	16,932
Contract owners’ equity beginning of period	3,291,752	3,093,116	65,211	58,477	68,027	58,999	76,005	59,073

Contract owners’ equity end of period	$3,320,112	3,291,752	59,490	65,211	63,474	68,027	102,484	76,005

CHANGES IN UNITS:
Beginning units	321,598	343,783	6,392	6,386	7,430	7,302	4,822	4,225

Units purchased	27,096	26,604	341	6	17	357	1,832	597
Units redeemed	(46,456)	(48,789)	(1,081)	–	(1,239)	(229)	(376)	–

Ending units	302,238	321,598	5,652	6,392	6,208	7,430	6,278	4,822

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	CSLCapV		DrySmCapIxS		DryStkIx		DrySRGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(30)	(38)	(96)	6	560	1,070	(1,098)	(788)
Realized gain (loss) on investments	7	1	(368)	479	(4,864)	(1,307)	(7,865)	(1,894)
Change in unrealized gain (loss) on investments	328	448	(477)	591	12,886	23,318	10,710	6,370
Reinvested capital gains	–	–	48	332	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	305	411	(893)	1,408	8,582	23,081	1,747	3,688

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	–	–	–	–
Transfers between funds	–	–	(13,318)	17,774	(3,792)	4,322	(6,124)	(948)
Surrenders (note 3)	–	–	–	(1,086)	(7,818)	(2,185)	(5,508)	–
Death Benefits (note 4)	–	–	–	–	(4,702)	–	–	–
Deductions for surrender charges (note 2)	–	–	–	(268)	(614)	(493)	(440)	–
Adjustments to maintain reserves	–	10	(20)	27	(25)	14	7	6

Net equity transactions	–	10	(13,338)	16,447	(16,951)	1,658	(12,065)	(942)

Net change in contract owners’ equity	305	421	(14,231)	17,855	(8,369)	24,739	(10,318)	2,746
Contract owners’ equity beginning of period	4,610	4,189	17,855	–	273,463	248,724	82,430	79,684

Contract owners’ equity end of period	$4,915	4,610	3,624	17,855	265,094	273,463	72,112	82,430

CHANGES IN UNITS:
Beginning units	420	419	1,438	–	29,210	28,983	11,256	11,395

Units purchased	–	1	33	1,548	526	516	–	71
Units redeemed	–	–	(1,195)	(110)	(2,306)	(289)	(1,618)	(210)

Ending units	420	420	276	1,438	27,430	29,210	9,638	11,256

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	DryVIFApp		FedQualBd		FidVIPEIS		FidVIPGrS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(224)	60	894	1,088	210	(18)	(1,430)	(1,956)
Realized gain (loss) on investments	(454)	(24)	41	254	650	(60)	(15,006)	(6,760)
Change in unrealized gain (loss) on investments	1,076	616	(1,261)	(776)	(375)	8,814	21,489	11,389
Reinvested capital gains	–	–	266	368	3,784	320	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	398	652	(60)	934	4,269	9,056	5,053	2,673

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	–	–	–	–
Transfers between funds	(5,918)	738	13,740	(3,596)	(314)	6,998	(15,548)	(9,776)
Surrenders (note 3)	–	–	(6,554)	–	(16,428)	(416)	(1,206)	–
Death Benefits (note 4)	–	–	–	–	–	–	(5,124)	–
Deductions for surrender charges (note 2)	–	–	(620)	–	(864)	–	–	–
Adjustments to maintain reserves	3	19	3	26	2	8	(28)	16

Net equity transactions	(5,915)	757	6,569	(3,570)	(17,604)	6,590	(21,906)	(9,760)

Net change in contract owners’ equity	(5,517)	1,409	6,509	(2,636)	(13,335)	15,646	(16,853)	(7,087)
Contract owners’ equity beginning of period	18,670	17,261	41,706	44,342	102,215	86,569	159,248	166,335

Contract owners’ equity end of period	$13,153	18,670	48,215	41,706	88,880	102,215	142,395	159,248

CHANGES IN UNITS:
Beginning units	1,908	1,827	3,176	3,450	8,558	7,960	19,908	21,172

Units purchased	10	81	1,049	2	1,419	635	–	3
Units redeemed	(612)	–	(549)	(276)	(2,841)	(37)	(2,824)	(1,267)

Ending units	1,306	1,908	3,676	3,176	7,136	8,558	17,084	19,908

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPHIS		FidVIPOvS		FidVIPConS		FidVIPGrOpS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,148	1,436	(312)	(176)	(1,690)	(1,202)	(116)	(246)
Realized gain (loss) on investments	532	800	(1,901)	(309)	4,600	(286)	(2,942)	(123)
Change in unrealized gain (loss) on investments	(1,741)	(1,424)	7,915	5,153	17,850	15,340	3,859	1,836
Reinvested capital gains	–	–	196	–	24	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(61)	812	5,898	4,668	20,784	13,852	801	1,467

Equity transactions:
Purchase payments received from contract owners (note 3)	–	4,064	54	–	14,004	3,048	–	–
Transfers between funds	(6,036)	(10,742)	(7,188)	8,462	23,204	10,894	(11,136)	–
Surrenders (note 3)	(1,546)	–	(548)	(557)	(13,642)	(4,928)	–	–
Death Benefits (note 4)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2)	–	–	(18)	–	(550)	(984)	–	–
Adjustments to maintain reserves	8	7	(6)	26	(9)	10	10	(2)

Net equity transactions	(7,574)	(6,671)	(7,706)	7,931	23,007	8,040	(11,126)	(2)

Net change in contract owners’ equity	(7,635)	(5,859)	(1,808)	12,599	43,791	21,892	(10,325)	1,465
Contract owners’ equity beginning of period	14,177	20,036	42,036	29,437	114,819	92,927	27,815	26,350

Contract owners’ equity end of period	$6,542	14,177	40,228	42,036	158,610	114,819	17,490	27,815

CHANGES IN UNITS:
Beginning units	1,494	2,279	4,418	3,462	9,550	8,790	3,660	3,660

Units purchased	–	428	382	1,020	2,386	1,484	–	–
Units redeemed	(812)	(1,213)	(1,196)	(64)	(486)	(724)	(1,516)	–

Ending units	682	1,494	3,604	4,418	11,450	9,550	2,144	3,660

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	FidVIPVaIS		GVITDMidCapI		GVITEmMrkts		GVITFHiInc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(114)	(284)	(336)	(692)	(308)	(124)	1,676	1,190
Realized gain (loss) on investments	(538)	(154)	10,146	1,126	2,422	2,961	(8)	81
Change in unrealized gain (loss) on investments	(613)	(243)	(6,855)	9,678	5,504	(2,946)	(1,240)	508
Reinvested capital gains	490	48	5,116	2,380	3,690	1,664	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(775)	(633)	8,071	12,492	11,308	1,555	428	1,779

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	4,584	–	3,048	–	644
Transfers between funds	6,382	9,418	(9,592)	18,768	17,024	(250)	11,488	–
Surrenders (note 3)	(7,750)	(7,681)	(11,230)	(2,069)	(3,622)	(11,659)	(234)	(3,381)
Death Benefits (note 4)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2)	–	(134)	(246)	(511)	(468)	–	(8)	(194)
Adjustments to maintain reserves	6	15	(18)	39	11	8	(14)	(650)

Net equity transactions	(1,362)	1,618	(21,086)	20,811	12,945	(8,853)	11,232	(3,581)

Net change in contract owners’ equity	(2,137)	985	(13,015)	33,303	24,253	(7,298)	11,660	(1,802)
Contract owners’ equity beginning of period	8,822	7,837	100,905	67,602	20,295	27,593	18,963	20,765

Contract owners’ equity end of period	$6,685	8,822	87,890	100,905	44,548	20,295	30,623	18,963

CHANGES IN UNITS:
Beginning units	678	677	6,170	4,717	1,542	2,496	1,494	1,776

Units purchased	–	53	–	1,613	1,406	231	917	51
Units redeemed	(170)	(52)	(1,308)	(160)	(360)	(1,185)	(21)	(333)

Ending units	508	678	4,862	6,170	2,588	1,542	2,390	1,494

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGlHlth		GVITGlTech		GVITGlUtl1		GVITGvtBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(90)	(64)	(36)	(238)	62	–	1,944	3,250
Realized gain (loss) on investments	42	(152)	(3)	(569)	(1)	–	(422)	882
Change in unrealized gain (loss) on investments	(272)	408	(15)	284	(817)	–	(126)	(3,483)
Reinvested capital gains	706	26	–	–	1,002	–	142	1,410

Net increase (decrease) in contract owners’ equity resulting from operations	386	218	(54)	(523)	246	–	1,538	2,059

Equity transactions:
Purchase payments received from contract owners (note 3)	–	2,032	–	–	–	–	10,642	–
Transfers between funds	354	3,402	–	(26,386)	7,028	–	(10,666)	(22,714)
Surrenders (note 3)	–	(1,939)	–	(8,157)	–	–	–	–
Death Benefits (note 4)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2)	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	13	26	–	1	27	–	(38)	35

Net equity transactions	367	3,521	–	(34,542)	7,055	–	(62)	(22,679)

Net change in contract owners’ equity	753	3,739	(54)	(35,065)	7,301	–	1,476	(20,620)
Contract owners’ equity beginning of period	5,733	1,994	2,839	37,904	–	–	85,402	106,022

Contract owners’ equity end of period	$6,486	5,733	2,785	2,839	7,301	–	86,878	85,402

CHANGES IN UNITS:
Beginning units	484	179	944	12,962	–	–	6,538	8,264

Units purchased	214	477	–	–	516	–	1,065	704
Units redeemed	(186)	(172)	–	(12,018)	–	–	(1,071)	(2,430)

Ending units	512	484	944	944	516	–	6,532	6,538

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITGrowth		GVITIntGro		GVITJPBal		GVITSMdCpGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(448)	(400)	(12)	(28)	330	352	(230)	(192)
Realized gain (loss) on investments	(173)	(2,787)	1	240	(151)	(94)	(888)	(149)
Change in unrealized gain (loss) on investments	2,320	5,478	1,213	(134)	418	4,068	2,242	2,174
Reinvested capital gains	–	–	22	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,699	2,291	1,224	78	597	4,326	1,124	1,833

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	–	–	–	–
Transfers between funds	–	(1,482)	8,818	(2,208)	(10,304)	2,554	1,310	–
Surrenders (note 3)	–	(3,824)	–	–	(372)	(388)	(230)	(231)
Death Benefits (note 4)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2)	–	(480)	–	–	(12)	–	(8)	–
Adjustments to maintain reserves	(3)	6	14	(5)	(13)	20	11	(1)

Net equity transactions	(3)	(5,780)	8,832	(2,213)	(10,701)	2,186	1,083	(232)

Net change in contract owners’ equity	1,696	(3,489)	10,056	(2,135)	(10,104)	6,512	2,207	1,601
Contract owners’ equity beginning of period	33,823	37,312	–	2,135	65,429	58,917	15,123	13,522

Contract owners’ equity end of period	$35,519	33,823	10,056	–	55,325	65,429	17,330	15,123

CHANGES IN UNITS:
Beginning units	6,428	7,562	–	329	6,450	6,213	1,900	1,932

Units purchased	–	1	1,072	–	20	277	762	–
Units redeemed	–	(1,135)	–	(329)	(1,076)	(40)	(650)	(32)

Ending units	6,428	6,428	1,072	–	5,394	6,450	2,012	1,900

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITMyMkt		GVITNWFund		GVITLead		GVITNStrVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,612	(1,294)	(542)	(146)	(6)	(6)	–	(20)
Realized gain (loss) on investments	–	–	(925)	(1,957)	101	594	–	284
Change in unrealized gain (loss) on investments	–	–	7,534	10,091	–	(533)	–	8
Reinvested capital gains	–	–	–	–	102	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,612	(1,294)	6,067	7,988	197	55	–	272

Equity transactions:
Purchase payments received from contract owners (note 3)	–	192	–	–	–	–	–	–
Transfers between funds	30,266	(7,942)	(8,856)	(7,316)	(200)	(3,978)	–	–
Surrenders (note 3)	(63,392)	(6,732)	(8,642)	–	–	–	–	(4,422)
Death Benefits (note 4)	–	(38,766)	–	–	–	–	–	–
Deductions for surrender charges (note 2)	(988)	(436)	(688)	–	–	–	–	–
Adjustments to maintain reserves	(27)	(33)	(20)	16	3	(1)	–	(2)

Net equity transactions	(34,141)	(53,717)	(18,206)	(7,300)	(197)	(3,979)	–	(4,424)

Net change in contract owners’ equity	(32,529)	(55,011)	(12,139)	688	–	(3,924)	–	(4,152)
Contract owners’ equity beginning of period	160,341	215,352	110,527	109,839	–	3,924	–	4,152

Contract owners’ equity end of period	$127,812	160,341	98,388	110,527	–	–	–	–

CHANGES IN UNITS:
Beginning units	15,118	20,183	10,992	11,821	–	379	–	377

Units purchased	196	4,962	815	16	–	–	–	–
Units redeemed	(3,410)	(10,027)	(2,571)	(845)	–	(379)	–	(377)

Ending units	11,904	15,118	9,236	10,992	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITSmCapGr		GVITSmCapVal		GVITSmComp		GVITUSGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(330)	(390)	(1,980)	(2,566)	(1,654)	(1,408)	(194)	(274)
Realized gain (loss) on investments	(1,698)	(1,312)	3,175	13,399	1,216	1,817	398	1,315
Change in unrealized gain (loss) on investments	2,908	4,746	(17,079)	4,116	(2,013)	3,478	(1,707)	103
Reinvested capital gains	–	–	17,418	11,404	15,074	12,378	2,070	826

Net increase (decrease) in contract owners’ equity resulting from operations	880	3,044	1,534	26,353	12,623	16,265	567	1,970

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	576	–	6,700	–	–
Transfers between funds	(13,568)	(3,842)	(10,818)	(65,296)	5,886	2,896	–	(8,532)
Surrenders (note 3)	–	–	(3,290)	(13,575)	(1,000)	–	(7,842)	(1,310)
Death Benefits (note 4)	–	–	–	–	–	(5,986)	–	–
Deductions for surrender charges (note 2)	–	–	–	(1,267)	(96)	–	–	–
Adjustments to maintain reserves	(12)	28	9	(707)	1	379	17	4

Net equity transactions	(13,580)	(3,814)	(14,099)	(80,269)	4,791	3,989	(7,825)	(9,838)

Net change in contract owners’ equity	(12,700)	(770)	(12,565)	(53,916)	17,414	20,254	(7,258)	(7,868)
Contract owners’ equity beginning of period	29,612	30,382	164,394	218,310	110,587	90,333	19,678	27,546

Contract owners’ equity end of period	$16,912	29,612	151,829	164,394	128,001	110,587	12,420	19,678

CHANGES IN UNITS:
Beginning units	2,538	2,912	8,304	12,754	6,382	6,118	1,452	2,253

Units purchased	–	2	–	1	367	646	–	–
Units redeemed	(1,178)	(376)	(758)	(4,451)	(79)	(382)	(622)	(801)

Ending units	1,360	2,538	7,546	8,304	6,670	6,382	830	1,452

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	GVITVKMultiSec		GVITCVal		GVITWLead		JanCapAp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,160	842	132	30	(48)	(80)	(2,416)	(2,268)
Realized gain (loss) on investments	721	809	771	(78)	6	(11)	(2,362)	(10,102)
Change in unrealized gain (loss) on investments	(2,039)	(201)	(540)	4,449	1,567	883	22,762	37,804
Reinvested capital gains	298	–	1,422	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	140	1,450	1,785	4,401	1,525	792	17,984	25,434

Equity transactions:
Purchase payments received from contract owners (note 3)	–	636	–	5,080	–	–	–	–
Transfers between funds	33,856	362	22,528	18,712	5,282	–	(7,866)	(2,022)
Surrenders (note 3)	(1,874)	(4,329)	(4,686)	–	–	–	–	(5,456)
Death Benefits (note 4)	–	–	–	–	–	–	–	(4,088)
Deductions for surrender charges (note 2)	(178)	(277)	(626)	–	–	–	–	(648)
Adjustments to maintain reserves	23	(759)	2	24	9	(1)	(17)	287

Net equity transactions	31,827	(4,367)	17,218	23,816	5,291	(1)	(7,883)	(11,927)

Net change in contract owners’ equity	31,967	(2,917)	19,003	28,217	6,816	791	10,101	13,507
Contract owners’ equity beginning of period	22,976	25,893	37,594	9,377	6,424	5,633	175,611	162,104

Contract owners’ equity end of period	$54,943	22,976	56,597	37,594	13,240	6,424	185,712	175,611

CHANGES IN UNITS:
Beginning units	1,714	2,029	3,900	1,127	724	724	24,508	26,317

Units purchased	2,507	29	2,374	2,773	544	–	–	3
Units redeemed	(153)	(344)	(562)	–	–	–	(1,158)	(1,812)

Ending units	4,068	1,714	5,712	3,900	1,268	724	23,350	24,508

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	JanGlTech		JanIntGro		NBAMTGuard		NBAMTPart
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(508)	(578)	(262)	(456)	(100)	(92)	(168)	(452)
Realized gain (loss) on investments	(7,695)	(12,046)	(190)	(10,197)	14	1	164	8
Change in unrealized gain (loss) on investments	11,393	12,106	26,596	23,634	625	1,064	8,534	5,450
Reinvested capital gains	–	–	–	–	–	–	14	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,190	(518)	26,144	12,981	539	973	8,544	5,006

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	(1,038)	–	–	13,566	–
Transfers between funds	(6,348)	678	9,462	(3,186)	–	–	9,870	22,224
Surrenders (note 3)	(1,150)	(3,474)	–	(2,895)	–	–	–	–
Death Benefits (note 4)	–	(2,524)	–	(4,014)	–	–	–	–
Deductions for surrender charges (note 2)	(78)	(461)	–	(176)	–	–	–	–
Adjustments to maintain reserves	(2)	127	(1)	1,001	–	2	14	6

Net equity transactions	(7,578)	(5,654)	9,461	(10,308)	–	2	23,450	22,230

Net change in contract owners’ equity	(4,388)	(6,172)	35,605	2,673	539	975	31,994	27,236
Contract owners’ equity beginning of period	38,953	45,125	83,898	81,225	7,841	6,866	43,325	16,089

Contract owners’ equity end of period	$34,565	38,953	119,503	83,898	8,380	7,841	75,319	43,325

CHANGES IN UNITS:
Beginning units	11,626	13,356	11,970	13,563	648	648	3,574	1,557

Units purchased	–	206	1,135	1	–	–	1,764	2,018
Units redeemed	(2,248)	(1,936)	(1)	(1,594)	–	–	–	(1)

Ending units	9,378	11,626	13,104	11,970	648	648	5,338	3,574

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	NBAMTMCGr		OppAggGro		OppCapAp		OppGlSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(742)	(722)	(1,076)	(990)	(660)	(1,294)	(294)	(90)
Realized gain (loss) on investments	(714)	(6,649)	(8,276)	(8,975)	(5,560)	(3,398)	(966)	(824)
Change in unrealized gain (loss) on investments	7,494	14,012	17,304	21,755	10,886	10,757	11,282	12,064
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,038	6,641	7,952	11,790	4,666	6,065	10,022	11,150

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	–	(450)	(4)	–
Transfers between funds	(5,366)	278	(7,498)	(886)	10,088	23,736	18,584	(2,346)
Surrenders (note 3)	–	–	(2,494)	–	–	(1,936)	(8,810)	–
Death Benefits (note 4)	(4,106)	(5,840)	–	(3,082)	(4,222)	–	–	–
Deductions for surrender charges (note 2)	–	–	(200)	–	–	(126)	–	–
Adjustments to maintain reserves	(13)	646	(33)	313	11	421	20	15

Net equity transactions	(9,485)	(4,916)	(10,225)	(3,655)	5,877	21,645	9,790	(2,331)

Net change in contract owners’ equity	(3,447)	1,725	(2,273)	8,135	10,543	27,710	19,812	8,819
Contract owners’ equity beginning of period	55,167	53,442	77,454	69,319	123,553	95,843	75,299	66,480

Contract owners’ equity end of period	$51,720	55,167	75,181	77,454	134,096	123,553	95,111	75,299

CHANGES IN UNITS:
Beginning units	5,436	6,039	8,638	9,130	11,544	9,442	7,178	7,446

Units purchased	–	30	291	60	948	2,472	1,246	1
Units redeemed	(892)	(633)	(1,359)	(552)	(402)	(370)	(380)	(269)

Ending units	4,544	5,436	7,570	8,638	12,090	11,544	8,044	7,178

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	OppMSFund		VEWrldEMkt		VEWrldHAs		VKEmMkt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(138)	(1,152)	(26)	(38)	(178)	(120)	(8)	(22)
Realized gain (loss) on investments	(2,942)	(3,841)	2,806	27	469	153	26	51
Change in unrealized gain (loss) on investments	11,573	20,546	(1,092)	987	6,583	2,369	97	(175)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	8,493	15,553	1,688	976	6,874	2,402	115	(146)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	(694)	–	–	–	–	–	–
Transfers between funds	(5,792)	392	(756)	–	516	5,254	3,676	(3,304)
Surrenders (note 3)	(942)	(7,549)	–	–	–	–	(960)	–
Death Benefits (note 4)	–	–	–	–	–	–	–	–
Deductions for surrender charges (note 2)	(32)	(418)	–	–	–	–	(92)	–
Adjustments to maintain reserves	(30)	593	(23)	29	(26)	31	35	4

Net equity transactions	(6,796)	(7,676)	(779)	29	490	5,285	2,659	(3,300)

Net change in contract owners’ equity	1,697	7,877	909	1,005	7,364	7,687	2,774	(3,446)
Contract owners’ equity beginning of period	204,606	196,729	5,041	4,036	12,937	5,250	–	3,446

Contract owners’ equity end of period	$206,303	204,606	5,950	5,041	20,301	12,937	2,774	–

CHANGES IN UNITS:
Beginning units	21,368	22,174	322	320	772	383	–	188

Units purchased	681	44	47	2	40	389	174	–
Units redeemed	(1,431)	(850)	(77)	–	(2)	–	(48)	(188)

Ending units	20,618	21,368	292	322	810	772	126	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2005 and 2004

	VKMidCapG		VKUSRealEst		StOpp2
Investment activity:	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(40)	(24)	(504)	346	(1,298)	(1,292)
Realized gain (loss) on investments	95	23	33,306	587	(3,459)	(1,157)
Change in unrealized gain (loss) on investments	382	482	(25,269)	35,507	9,750	16,805
Reinvested capital gains	–	–	1,832	2,340	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	437	481	9,365	38,780	4,993	14,356

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	6,638	–	6,638
Transfers between funds	(282)	2,358	(78,500)	18,544	(13,190)	810
Surrenders (note 3)	–	–	(10,026)	–	(714)	(734)
Death Benefits (note 4)	–	–	–	–	(5,498)	–
Deductions for surrender charges (note 2)	–	–	–	–	(24)	–
Adjustments to maintain reserves	12	–	37	23	–	4

Net equity transactions	(270)	2,358	(88,489)	25,205	(19,426)	6,718

Net change in contract owners’ equity	167	2,839	(79,124)	63,985	(14,433)	21,074
Contract owners’ equity beginning of period	2,839	–	154,557	90,572	102,917	81,843

Contract owners’ equity end of period	$3,006	2,839	75,433	154,557	88,484	102,917

CHANGES IN UNITS:
Beginning units	416	–	6,456	5,088	9,750	9,038

Units purchased	–	416	–	1,368	–	1,009
Units redeemed	(36)	–	(3,726)	–	(1,870)	(297)

Ending units	380	416	2,730	6,456	7,880	9,750

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or payout phase may invest in the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

    American Century VP – International Fund – Class I (ACVPInt)

    American Century VP – Ultra® Fund – Class I (ACVPUltra)*

    American Century VP – Value Fund – Class I (ACVPVal)

Portfolios of the Credit Suisse Trust (Credit Suisse Trust);

    Credit Suisse Trust – Global Small Cap Portfolio (CSGPVen)*

        (formerly Credit Suisse Trust – Global Post-Venture Capital Portfolio)

    Credit Suisse Trust – International Focus Portfolio (CSIntFoc)*

    Credit Suisse Trust – Large Cap Value Portfolio (CSLCapV)

Funds of the Dreyfus Investment Portfolios (Dreyfus IP);

    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)

Portfolios of Dreyfus Investor Inc. (Dreyfus Investor, Inc.);

    Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

    Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)

Portfolios of the Federated Insurance Series (Federated IS);

    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP);

    Fidelity® VIP – Equity-Income Portfolio: Service Class (FidVIPEIS)

    Fidelity® VIP – Growth Portfolio: Service Class (FidVIPGrS)

    Fidelity® VIP – High Income Portfolio: Service Class (FidVIPHIS)

    Fidelity® VIP – Overseas Portfolio: Service Class (FidVIPOvS)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP II);

    Fidelity® VIP II – Contrafund® Portfolio: Service Class (FidVIPConS)

Portfolios of the Fidelity® Variable Insurance Products (Fidelity® VIP III);

    Fidelity® VIP III – Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)

    Fidelity® VIP III – Value Strategies Portfolio: Service Class (FidVIPVaIS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)

(Gartmore is an affiliate of the Company);

    Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I (GVITDMidCapI)

    Gartmore GVIT – Emerging Markets Fund: Class I (GVITEmMrkts)

    Gartmore GVIT – Federated High Income Bond Fund: Class I (GVITFHiInc)

    Gartmore GVIT – Global Financial Services Fund: Class I (GVITGlFin1)*

    Gartmore GVIT – Global Health Sciences Fund: Class I (GVITGlHlth)

    Gartmore GVIT – Global Technology and Communications Fund: Class I (GVITGlTech)

    Gartmore GVIT – Global Utilities Fund: Class I (GVITGlUtl1)

    Gartmore GVIT – Government Bond Fund: Class I (GVITGvtBd)

    Gartmore GVIT – Growth Fund – Class I (GVITGrowth)

    Gartmore GVIT – International Growth Fund: Class I (GVITIntGro)

    Gartmore GVIT – J.P. Morgan Balanced Fund – Class I (GVITJPBal)

    Gartmore GVIT – Mid Cap Growth Fund: Class I (GVITSMdCpGr)

    Gartmore GVIT – Money Market Fund – Class I (GVITMyMkt)

    Gartmore GVIT – Nationwide® Fund: Class I (GVITNWFund)

    Gartmore GVIT – Nationwide® Leaders Fund: Class I (GVITLead)*

    Gartmore GVIT – Small Cap Growth Fund: Class I (GVITSmCapGr)

    Gartmore GVIT – Small Cap Value Fund: Class I (GVITSmCapVal)

    Gartmore GVIT – Small Company Fund: Class I (GVITSmComp)

    Gartmore GVIT – U.S. Growth Leaders Fund: Class I (GVITUSGro)

    Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I (GVITVKMultiSec)

    Gartmore GVIT – Van Kampen Value Fund – Class I (GVITCVal)

    Gartmore GVIT – Worldwide Leaders Fund: Class I (GVITWLead)

Portfolios of the Janus Aspen Series (Janus AS);

    Janus AS – Forty Portfolio – Service Shares (JanCapAp)

        (formerly Janus Aspen Series – Capital Appreciation Portfolio – Service Shares)

    Janus AS – Global Technology Portfolio – Service Shares (JanGlTech)

    Janus AS – International Growth Portfolio – Service Shares (JanIntGro)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

    Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBAMTGuard)

    Neuberger Berman AMT – Partners Portfolio® – I Class Shares (NBAMTPart)

    Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBAMTMCGr)

Portfolios of the Oppenheimer Funds (Oppenheimer Funds);

    Oppenheimer Funds – Aggressive Growth Fund/VA – Initial Class (OppAggGro)

    Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class (OppCapAp)

    Oppenheimer Funds – Global Securities Fund/VA – Initial Class (OppGlSec)

    Oppenheimer Funds – Main Street Fund®/VA – Initial Class (OppMSFund)

Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

    Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)

    Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)

Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);

    Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)

    Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKMidCapG)

    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo Advantage VTFSM);

    Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT (StOpp2)

        (formerly Strong Variable Insurance Funds, Inc. – Strong Opportunity Fund II, Inc.)

At December 31, 2005, contract owners were invested in all of the above funds except for those indicated with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of purchase payments surrendered. After 5 years, such charge will decline 1% per year. After the purchase payment has been held in the contract for 13 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annualized rate of 1.40%.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

For the periods ended December 31, 2005 and 2004, total transfers into the Account from the fixed account were $38,190 and $44,880, respectively, and total transfers from the Account to the fixed account were $120,613 and $34,630, respectively.

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any policy charges, to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2005.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – Income & Growth Fund – Class I
2005	1.40%	5,652	$10.525484	$59,490	1.99%	3.17%
2004	1.40%	6,392	10.202044	65,211	1.40%	11.41%
2003	1.40%	6,386	9.157113	58,477	1.53%	27.54%
2002	1.40%	9,108	7.179590	65,392	1.08%	-20.50%
2001	1.40%	9,269	9.031047	83,709	0.88%	-9.64%

American Century VP – International Fund – Class I
2005	1.40%	6,208	10.224538	63,474	1.22%	11.67%
2004	1.40%	7,430	9.155754	68,027	0.56%	13.32%
2003	1.40%	7,302	8.079877	58,999	0.92%	22.77%
2002	1.40%	12,849	6.581398	84,564	0.78%	-21.49%
2001	1.40%	12,788	8.382669	107,198	0.10%	-30.17%

American Century VP – Value Fund – Class I
2005	1.40%	6,278	16.324353	102,484	0.85%	3.57%
2004	1.40%	4,822	15.762031	76,005	0.97%	12.73%
2003	1.40%	4,225	13.981741	59,073	0.93%	27.15%
2002	1.40%	3,324	10.995838	36,550	1.14%	-13.84%
2001	1.40%	3,962	12.762833	50,566	0.00%	11.23%

Credit Suisse Trust – Large Cap Value Portfolio
2005	1.40%	420	11.703385	4,915	0.78%	6.63%
2004	1.40%	420	10.975290	4,610	0.54%	9.78%
2003	1.40%	419	9.997094	4,189	0.77%	23.41%
2002	1.40%	419	8.100504	3,394	1.02%	-24.17%
2001	1.40%	419	10.682924	4,476	0.00%	-0.48%

Dreyfus IP – European Equity Portfolio
2001	1.40%	523	8.783001	4,594	0.72%	-29.14%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	1.40%	276	13.130152	3,624	0.00%	5.75%
2004	1.40%	1,438	12.416593	17,855	1.48%	20.19%
2002	1.40%	509	7.603573	3,870	0.31%	-23.96%	05/01/02

Dreyfus Investor, Inc. – Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	1.40%	27,430	9.664366	265,094	1.61%	3.23%
2004	1.40%	29,210	9.361970	273,463	1.82%	9.09%
2003	1.40%	28,983	8.581727	248,724	1.49%	26.57%
2002	1.40%	32,559	6.780318	220,760	1.34%	-23.45%
2001	1.40%	30,781	8.857475	272,642	1.45%	-13.42%

Dreyfus Investor, Inc. – The Dreyfus Socially Responsible Growth Fund, Inc.
2005	1.40%	9,638	7.482082	72,112	0.00%	2.17%
2004	1.40%	11,256	7.323241	82,430	0.40%	4.72%
2003	1.40%	11,395	6.992920	79,684	0.11%	24.24%
2002	1.40%	13,880	5.628516	78,124	0.22%	-29.94%
2001	1.40%	13,983	8.034090	112,341	0.07%	-23.67%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	1.40%	1,306	10.071157	13,153	0.02%	2.92%
2004	1.40%	1,908	9.785354	18,670	1.74%	3.58%
2003	1.40%	1,827	9.447547	17,261	0.84%	19.47%
2002	1.40%	4,480	7.907593	35,426	1.09%	-17.88%
2001	1.40%	4,671	9.629488	44,979	0.95%	-10.59%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Federated IS – Quality Bond Fund II – Primary Shares
2005	1.40%	3,676	$13.116237	$48,215	3.26%	-0.12%
2004	1.40%	3,176	13.131591	41,706	4.02%	2.17%
2003	1.40%	3,450	12.852793	44,342	4.88%	3.18%
2002	1.40%	11,566	12.456595	144,073	3.14%	7.78%
2001	1.40%	9,786	11.557776	113,104	2.65%	6.49%

Fidelity® VIP – Equity-Income Portfolio: Service Class
2005	1.40%	7,136	12.455145	88,880	1.62%	4.28%
2004	1.40%	8,558	11.943782	102,215	1.38%	9.82%
2003	1.40%	7,960	10.875446	86,569	1.56%	28.40%
2002	1.40%	7,940	8.470071	67,252	1.68%	-18.16%
2001	1.40%	7,182	10.349678	74,331	1.44%	-6.43%

Fidelity® VIP – Growth Portfolio: Service Class
2005	1.40%	17,084	8.335000	142,395	0.40%	4.20%
2004	1.40%	19,908	7.999204	159,248	0.17%	1.82%
2003	1.40%	21,172	7.856387	166,335	0.19%	30.92%
2002	1.40%	21,165	6.000703	127,005	0.15%	-31.18%
2001	1.40%	22,131	8.719157	192,964	0.00%	-18.89%

Fidelity® VIP – High Income Portfolio: Service Class
2005	1.40%	682	9.592754	6,542	12.14%	1.09%
2004	1.40%	1,494	9.489161	14,177	12.43%	7.94%
2003	1.40%	2,279	8.791518	20,036	3.12%	25.19%
2002	1.40%	1,450	7.022305	10,182	11.21%	2.17%
2001	1.40%	1,699	6.873318	11,678	16.19%	-13.14%

Fidelity® VIP – Overseas Portfolio: Service Class
2005	1.40%	3,604	11.161905	40,228	0.58%	17.31%
2004	1.40%	4,418	9.514784	42,036	0.91%	11.90%
2003	1.40%	3,462	8.502985	29,437	0.75%	41.20%
2002	1.40%	3,686	6.021853	22,197	0.68%	-21.46%
2001	1.40%	4,667	7.667226	35,783	4.49%	-22.38%

Fidelity® VIP II – Contrafund® Portfolio: Service Class
2005	1.40%	11,450	13.852399	158,610	0.19%	15.22%
2004	1.40%	9,550	12.022889	114,819	0.24%	13.73%
2003	1.40%	8,790	10.571894	92,927	0.36%	26.56%
2002	1.40%	9,529	8.353442	79,600	0.75%	-10.69%
2001	1.40%	9,921	9.353696	92,798	0.79%	-13.60%

Fidelity® VIP III – Growth Opportunities Portfolio: Service Class
2005	1.40%	2,144	8.157700	17,490	0.82%	7.34%
2004	1.40%	3,660	7.599714	27,815	0.47%	5.56%
2003	1.40%	3,660	7.199376	26,350	0.63%	27.85%
2002	1.40%	3,807	5.631197	21,438	0.90%	-23.01%
2001	1.40%	3,807	7.314276	27,845	0.26%	-15.64%

Fidelity® VIP III – Value Strategies Portfolio: Service Class
2005	1.40%	508	13.158776	6,685	0.00%	1.13%
2004	1.40%	678	13.011385	8,822	0.00%	12.40%
2003	1.40%	677	11.575660	7,837	0.00%	55.60%

Gartmore GVIT – Dreyfus Mid Cap Index Fund – Class I
2005	1.40%	4,862	18.076864	87,890	1.00%	10.53%
2004	1.40%	6,170	16.354103	100,905	0.57%	14.11%
2003	1.40%	4,717	14.331619	67,602	0.48%	32.77%
2002	1.40%	4,334	10.794460	46,783	0.36%	-16.49%
2001	1.40%	4,929	12.926038	63,712	0.68%	-2.70%

Gartmore GVIT – Emerging Markets Fund: Class I
2005	1.40%	2,588	17.213353	44,548	0.62%	30.79%
2004	1.40%	1,542	13.161389	20,295	0.85%	19.05%
2003	1.40%	2,496	11.054993	27,593	0.61%	62.95%
2002	1.40%	2,130	6.784099	14,450	0.22%	-16.42%
2001	1.40%	1,004	8.116661	8,149	1.20%	-6.52%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Federated High Income Bond Fund: Class I
2005	1.40%	2,390	$12.813161	$30,623	8.15%	0.95%
2004	1.40%	1,494	12.692461	18,963	7.35%	8.56%
2003	1.40%	1,776	11.692144	20,765	7.51%	20.56%
2002	1.40%	1,751	9.698125	16,981	8.97%	1.78%
2001	1.40%	1,489	9.528493	14,188	14.75%	2.75%

Gartmore GVIT – Global Health Sciences Fund: Class I
2005	1.40%	512	12.667193	6,486	0.00%	6.94%
2004	1.40%	484	11.845553	5,733	0.00%	6.36%
2003	1.40%	179	11.137212	1,994	0.00%	34.80%
2002	1.40%	441	8.262252	3,644	0.00%	-17.38%

Gartmore GVIT – Global Technology and Communications Fund: Class I
2005	1.40%	944	2.950302	2,785	0.00%	-1.91%
2004	1.40%	944	3.007625	2,839	0.00%	2.85%
2003	1.40%	12,962	2.924207	37,904	0.00%	53.06%
2002	1.40%	1,514	1.910471	2,892	0.67%	-43.58%
2001	1.40%	1,514	3.386452	5,127	0.00%	-43.53%

Gartmore GVIT – Global Utilities Fund: Class I
2005	1.40%	516	14.149889	7,301	1.93%	4.91%

Gartmore GVIT – Government Bond Fund: Class I
2005	1.40%	6,532	13.300351	86,878	3.76%	1.82%
2004	1.40%	6,538	13.062379	85,402	5.18%	1.82%
2003	1.40%	8,264	12.829335	106,022	3.31%	0.57%
2002	1.40%	21,004	12.756340	267,934	4.41%	9.43%
2001	1.40%	14,698	11.657054	171,335	6.35%	5.75%

Gartmore GVIT – Growth Fund – Class I
2005	1.40%	6,428	5.525723	35,519	0.08%	5.01%
2004	1.40%	6,428	5.261896	33,823	0.30%	6.64%
2003	1.40%	7,562	4.934135	37,312	0.02%	30.88%
2002	1.40%	10,487	3.769867	39,535	0.00%	-29.72%
2001	1.40%	10,377	5.364127	55,664	0.00%	-29.15%

Gartmore GVIT – International Growth Fund: Class I
2005	1.40%	1,072	9.380789	10,056	0.77%	28.39%
2003	1.40%	329	6.489005	2,135	0.00%	33.73%

Gartmore GVIT – J.P. Morgan Balanced Fund – Class I
2005	1.40%	5,394	10.256808	55,325	1.95%	1.11%
2004	1.40%	6,450	10.144108	65,429	1.98%	6.97%
2003	1.40%	6,213	9.482905	58,917	1.77%	16.76%
2002	1.40%	6,348	8.121890	51,558	2.59%	-13.54%
2001	1.40%	4,320	9.393922	40,582	3.89%	-5.03%

Gartmore GVIT – Mid Cap Growth Fund: Class I
2005	1.40%	2,012	8.613187	17,330	0.00%	8.21%
2004	1.40%	1,900	7.959694	15,123	0.00%	13.72%
2003	1.40%	1,932	6.999166	13,522	0.00%	38.18%
2002	1.40%	2,044	5.065409	10,354	0.00%	-37.90%
2001	1.40%	5,127	8.156718	41,819	0.00%	-31.29%

Gartmore GVIT – Money Market Fund – Class I
2005	1.40%	11,904	10.736889	127,812	2.66%	1.23%
2004	1.40%	15,118	10.605947	160,341	0.75%	-0.60%
2003	1.40%	20,183	10.669965	215,352	0.63%	-0.78%
2002	1.40%	23,287	10.754184	250,433	1.12%	-0.21%
2001	1.40%	37,457	10.776329	403,649	3.02%	2.15%

Gartmore GVIT – Nationwide® Fund: Class I
2005	1.40%	9,236	10.652647	98,388	0.90%	5.94%
2004	1.40%	10,992	10.055179	110,527	1.27%	8.21%
2003	1.40%	11,821	9.291859	109,839	0.56%	25.73%
2002	1.40%	12,545	7.390371	92,712	0.87%	-18.51%
2001	1.40%	12,848	9.069269	116,522	1.00%	-13.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT – Nationwide® Leaders Fund: Class I
2003	1.40%	379	$10.353389	$3,924	0.06%	23.64%

Gartmore GVIT – Nationwide® Strategic Value Fund – Class I
2003	1.40%	377	11.012816	4,152	0.04%	36.87%
2002	1.40%	377	8.046365	3,033	0.03%	-26.41%
2001	1.40%	377	10.933371	4,122	0.47%	-4.62%

Gartmore GVIT – Small Cap Growth Fund: Class I
2005	1.40%	1,360	12.435369	16,912	0.00%	6.58%
2004	1.40%	2,538	11.667420	29,612	0.00%	11.83%
2003	1.40%	2,912	10.433337	30,382	0.00%	32.39%
2002	1.40%	2,912	7.880865	22,949	0.00%	-34.22%
2001	1.40%	4,240	11.981329	50,801	0.00%	-12.10%

Gartmore GVIT – Small Cap Value Fund: Class I
2005	1.40%	7,546	20.120403	151,829	0.07%	1.63%
2004	1.40%	8,304	19.796908	164,394	0.00%	15.66%
2003	1.40%	12,754	17.116946	218,310	0.00%	54.66%
2002	1.40%	8,918	11.067332	98,698	0.01%	-28.18%
2001	1.40%	9,815	15.410765	151,257	0.04%	26.47%

Gartmore GVIT – Small Company Fund: Class I
2005	1.40%	6,670	19.190538	128,001	0.00%	10.75%
2004	1.40%	6,382	17.327879	110,587	0.00%	17.36%
2003	1.40%	6,118	14.765146	90,333	0.00%	39.04%
2002	1.40%	7,826	10.619233	83,106	0.00%	-18.49%
2001	1.40%	8,221	13.027737	107,101	0.12%	-8.02%

Gartmore GVIT – Turner Growth Focus Fund – Class I
2002	1.40%	516	2.141179	1,105	0.00%	-43.66%
2001	1.40%	1,668	3.800451	6,339	0.00%	-39.89%

Gartmore GVIT – U.S. Growth Leaders Fund: Class I
2005	1.40%	830	14.963360	12,420	0.00%	10.41%
2004	1.40%	1,452	13.552459	19,678	0.00%	10.85%
2003	1.40%	2,253	12.226343	27,546	0.00%	50.03%

Gartmore GVIT – Van Kampen Multi Sector Bond Fund – Class I
2005	1.40%	4,068	13.506165	54,943	4.10%	0.75%
2004	1.40%	1,714	13.405165	22,976	4.83%	5.04%
2003	1.40%	2,029	12.761661	25,893	5.41%	10.55%
2002	1.40%	2,053	11.544091	23,700	5.32%	5.71%
2001	1.40%	2,130	10.920881	23,261	7.13%	2.72%

Gartmore GVIT – Van Kampen Value Fund – Class I
2005	1.40%	5,712	9.908509	56,597	1.67%	2.79%
2004	1.40%	3,900	9.639397	37,594	1.52%	15.85%
2003	1.40%	1,127	8.320258	9,377	1.32%	29.59%
2002	1.40%	1,127	6.420208	7,236	1.27%	-26.19%
2001	1.40%	839	8.698632	7,298	1.74%	-13.39%

Gartmore GVIT – Worldwide Leaders Fund: Class I
2005	1.40%	1,268	10.441294	13,240	0.78%	17.67%
2004	1.40%	724	8.873195	6,424	0.00%	14.05%
2003	1.40%	724	7.780309	5,633	0.00%	34.16%
2002	1.40%	863	5.799437	5,005	1.20%	-26.44%
2001	1.40%	863	7.883471	6,803	3.25%	-19.95%

Janus AS – Forty Portfolio – Service Shares
2005	1.40%	23,350	7.953387	185,712	0.01%	11.00%
2004	1.40%	24,508	7.165447	175,611	0.02%	16.33%
2003	1.40%	26,317	6.159668	162,104	0.24%	18.56%
2002	1.40%	27,048	5.195269	140,522	0.31%	-17.10%
2001	1.40%	29,207	6.266779	183,034	0.95%	-22.92%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Janus AS – Global Technology Portfolio – Service Shares
2005	1.40%	9,378	$3.685735	$34,565	0.00%	10.00%
2004	1.40%	11,626	3.350546	38,953	0.00%	-0.83%
2003	1.40%	13,356	3.378652	45,125	0.00%	44.44%
2002	1.40%	23,431	2.339124	54,808	0.00%	-41.75%
2001	1.40%	23,812	4.015999	95,629	0.53%	-38.20%

Janus AS – International Growth Portfolio – Service Shares
2005	1.40%	13,104	9.119582	119,503	1.10%	30.11%
2004	1.40%	11,970	7.009034	83,898	0.83%	17.04%
2003	1.40%	13,563	5.988741	81,225	0.99%	32.66%
2002	1.40%	14,399	4.514191	65,000	0.65%	-26.79%
2001	1.40%	14,723	6.166223	90,785	0.80%	-24.50%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2005	1.40%	648	12.931987	8,380	0.15%	6.88%
2004	1.40%	648	12.099735	7,841	0.13%	14.19%
2003	1.40%	648	10.595804	6,866	0.71%	29.92%
2002	1.40%	942	8.155738	7,683	0.79%	-27.48%
2001	1.40%	1,273	11.246113	14,316	0.23%	-2.90%

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares
2005	1.40%	4,544	11.381961	51,720	0.00%	12.15%
2004	1.40%	5,436	10.148514	55,167	0.00%	14.68%
2003	1.40%	6,039	8.849433	53,442	0.00%	26.28%
2002	1.40%	6,789	7.007798	47,576	0.00%	-30.33%
2001	1.40%	8,072	10.058649	81,193	0.00%	-25.71%

Neuberger Berman AMT – Partners Portfolio® – I Class Shares
2005	1.40%	5,338	14.110055	75,319	1.11%	16.40%
2004	1.40%	3,574	12.122204	43,325	0.01%	17.31%
2003	1.40%	1,557	10.333462	16,089	0.00%	33.20%
2002	1.40%	1,350	7.757913	10,473	0.57%	-25.21%
2001	1.40%	1,636	10.372420	16,969	0.43%	-4.20%

Oppenheimer Funds – Aggressive Growth Fund/VA - Initial Class
2005	1.40%	7,570	9.931444	75,181	0.00%	10.76%
2004	1.40%	8,638	8.966685	77,454	0.00%	18.10%
2003	1.40%	9,130	7.592423	69,319	0.00%	23.83%
2002	1.40%	13,157	6.131117	80,667	0.67%	-28.80%
2001	1.40%	13,940	8.611534	120,045	1.25%	-32.24%

Oppenheimer Funds – Capital Appreciation Fund/VA – Initial Class
2005	1.40%	12,090	11.091470	134,096	0.89%	3.63%
2004	1.40%	11,544	10.702809	123,553	0.32%	5.44%
2003	1.40%	9,442	10.150676	95,843	0.46%	29.11%
2002	1.40%	13,977	7.861902	109,886	0.60%	-27.88%
2001	1.40%	14,674	10.901827	159,973	0.75%	-13.81%

Oppenheimer Funds – Global Securities Fund/VA – Initial Class
2005	1.40%	8,044	11.823860	95,111	1.02%	12.71%
2004	1.40%	7,178	10.490302	75,299	1.27%	17.50%
2003	1.40%	7,446	8.928255	66,480	0.68%	41.02%
2002	1.40%	6,802	6.331165	43,065	0.57%	-23.23%
2001	1.40%	6,429	8.246547	53,017	1.50%	-13.28%

Oppenheimer Funds – Main Street Fund®/VA – Initial Class
2005	1.40%	20,618	10.005945	206,303	1.33%	4.50%
2004	1.40%	21,368	9.575362	204,606	0.82%	7.93%
2003	1.40%	22,174	8.872059	196,729	0.98%	24.95%
2002	1.40%	23,246	7.100693	165,063	0.76%	-19.94%
2001	1.40%	23,752	8.868722	210,650	0.61%	-11.43%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	1.40%	292	$20.377122	$5,950	0.91%	30.15%
2004	1.40%	322	15.656055	5,041	0.55%	24.13%
2003	1.40%	320	12.612719	4,036	0.07%	52.03%
2002	1.40%	172	8.296039	1,427	0.18%	-4.26%
2001	1.40%	97	8.665393	841	0.00%	-3.19%

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	1.40%	810	25.062407	20,301	0.31%	49.56%
2004	1.40%	772	16.757883	12,937	0.21%	22.49%
2003	1.40%	383	13.708625	5,250	0.82%	43.05%
2002	1.40%	4,018	9.583147	38,505	0.74%	-4.19%
2001	1.40%	3,018	10.002743	30,188	1.14%	-11.71%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	1.40%	126	22.014894	2,774	0.00%	10.68%
2003	1.40%	188	18.328077	3,446	0.00%	26.08%

Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2005	1.40%	380	7.911472	3,006	0.00%	15.93%
2004	1.40%	416	6.824496	2,839	0.00%	19.89%
2001	1.40%	587	5.999237	3,522	0.00%	-30.31%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	1.40%	2,730	27.631171	75,433	0.87%	15.42%
2004	1.40%	6,456	23.940083	154,557	1.69%	34.49%
2003	1.40%	5,088	17.801092	90,572	0.00%	35.59%
2002	1.40%	5,607	13.128753	73,613	4.62%	-2.18%
2001	1.40%	2,010	13.420828	26,976	6.58%	8.30%

Wells Fargo VTFSM – Wells Fargo Advantage Opportunity Fund VT
2005	1.40%	7,880	11.228889	88,484	0.00%	6.38%
2004	1.40%	9,750	10.555564	102,917	0.00%	16.57%
2003	1.40%	9,038	9.055451	81,843	0.08%	35.09%
2002	1.40%	9,051	6.703248	60,671	0.37%	-27.84%
2001	1.40%	9,952	9.290050	92,455	0.66%	-5.06%

Contract Owners’ Equity Total By Year

2005				$3,320,112

2004				$3,291,752

2003				$3,093,116

2002				$2,940,894

2001				$3,686,330

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, if any, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-10:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-10 (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY	PRSRT STD
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Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company.